Material Accounting Policies - Summary of cumulative inflation (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Mexico
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	17.60%	21.10%	19.40%
Guatemala
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	15.70%	17.30%	18.00%
Costa Rica
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	6.90%	9.50%	12.40%
Panama
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	3.80%	6.70%	3.10%
Colombia
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	30.00%	30.60%	21.40%
Nicaragua
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	21.20%	26.30%	23.10%
Argentina
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	1221.00%	815.60%	300.30%
Brazil
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	16.00%	21.80%	21.70%
Uruguay
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	20.10%	22.90%	27.90%